Other Intangible Assets, Net - Schedule of Indefinite Useful Life (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 302,322	$ 250,879
Uruguay [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 118,634	115,020
Operating segment, useful life	Indefinite
Argentina [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 97,255	49,432
Operating segment, useful life	Indefinite
Colombia [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 5,296	5,296
Operating segment, useful life	Indefinite
Low Cost and Other (Colombia) [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 63,704	63,704
Operating segment, useful life	Indefinite
Low Cost and Other (Colombia) [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 17,427	17,427
Operating segment, useful life	Indefinite
Colombia [Member]
Schedule of Indefinite Useful Life [Line Items]
Operating segment, value	$ 6
Operating segment, useful life	Indefinite